Filed electronically with the Securities and Exchange Commission on August 10, 2011

File No.  002-81549
File No.  811-03657

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|__|
Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 53	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 53	|X|

DWS State Tax-Free Income Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to:  David A. Sturms
Vedder Price P.C.
222 N. LaSalle Street, Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

| X | Immediately upon filing pursuant to paragraph (b)
|__| On August 1, 2011 pursuant to paragraph (b)
|__| 60 days after filing pursuant to paragraph (a)(1)
|__| On ________________ pursuant to paragraph (a)(1)
|__| 75 days after filing pursuant to paragraph (a)(2)
|__| On August 1, 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Massachusetts Tax-Free Fund – Classes A, B, C and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 10th day of August 2011.

DWS STATE TAX-FREE INCOME SERIES

By: /s/W. Douglas Beck
W. Douglas Beck*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	August 10, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 10, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 10, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 10, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 10, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	August 10, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	August 10, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	August 10, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	August 10, 2011

/s/William McClayton
William McClayton*	Trustee	August 10, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 10, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 10, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 10, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	August 10, 2011

*By:           /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement, as filed on November 26, 2008; and as filed on July 28, 2011 in Post-Effective Amendment No.52 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase